Basis of presentation and Statement of compliance	12 Months Ended
Dec. 31, 2023
Basis of presentation and Statement of compliance
Basis of presentation and Statement of compliance
2.	Basis of presentation and Statement of compliance

The accompanying consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies, methods of computation and presentation applied in the preparation of these consolidated financial statements are consistent with those of the previous financial year, except for the presentation of certain operating cash flows adjustments. The comparative figures for the year ended December 31, 2022 were adjusted accordingly.

The Board of Directors approved these consolidated financial statements for issue on March 28, 2024.